UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.16%
Brazil - 4.51%
Banco do Brasil SA	436,454	$4,898,873
Banco Santander Brasil SA - ADR	667,800	4,621,176
Centrais Electricas Brasileiras SA - ADR	1,223,030	3,571,248
Embraer SA - ADR	176,180	6,418,237
Tim Participacoes SA - ADR	162,634	4,721,265
		24,230,799
China - 1.23%
China Mobile Ltd.	680,000	6,604,664
France - 10.34%
Carrefour SA	263,064	9,700,279
Compagnie De Saint - Gobain	84,886	4,789,457
GDF Suez	581,957	16,033,824
Orange SA	540,187	8,547,013
Renault SA	67,600	6,110,683
Sanofi	97,735	10,388,211
		55,569,467
Germany - 0.90%
Deutsche Telekom AG	276,000	4,840,768
Hong Kong - 0.98%
First Pacific Co. Ltd.	4,736,000	5,286,650
Ireland - 2.15%
CRH Plc	376,538	9,652,755
Willis Group Holdings Plc	43,350	1,877,055
		11,529,810
Italy - 7.05%
ENI SpA	465,615	12,734,421
Intesa Sanpaolo SpA Savings Shares	3,400,512	9,032,180
Italcementi Fabbriche Riunite Cemento SpA	274,560	2,591,932
Telecom Italia SpA (a)	4,166,774	5,273,893
Telecom Italia SpA Savings Shares	8,304,250	8,214,430
		37,846,856
Japan - 25.44%
Astellas Pharma, Inc.	279,500	3,675,583
Canon, Inc.	364,600	11,915,857
Dai Nippon Printing Co. Ltd.	405,400	4,235,603
Daiichi Sankyo Co. Ltd.	704,702	13,172,115
Honda Motor Co. Ltd.	264,700	9,236,645
Mitsubishi Tanabe Pharma Corp.	551,500	8,255,441
Mitsubishi UFJ Financial Group, Inc.	1,138,700	6,990,157
MS&AD Insurance Group Holdings	323,899	7,828,265
Nippon Telegraph & Telephone Corp.	194,400	12,116,539
Nissan Motor Co. Ltd.	1,444,400	13,677,687
NKSJ Holdings, Inc.	396,000	10,670,270
Sumitomo Mitsui Trust Holdings, Inc.	1,828,000	8,354,866
Taisho Pharmaceutical Co. Ltd.	103,400	7,542,534
Takeda Pharmaceutical Co. Ltd.	144,600	6,711,283
Tokio Marine Holdings, Inc.	165,800	5,457,100
Toyota Motor Corp.	113,500	6,795,542
		136,635,487

Mexico - 2.59%
America Movil SAB de CV - ADR	411,898	8,546,883
Cemex SAB de CV - ADR (a)	403,925	5,343,928
		13,890,811
Netherlands - 4.33%
Aegon NV	534,041	4,658,682
Royal Ahold NV	451,432	8,464,846
Unilever NV	231,604	10,138,022
		23,261,550
Russia - 1.76%
Lukoil Co. - ADR	158,003	9,451,740
Singapore - 0.76%
Flextronics International Ltd. (a)	369,000	4,084,830
South Korea - 2.92%
Hyundai Mobis Co. Ltd.	26,790	7,523,786
POSCO	27,305	8,159,428
		15,683,214
Spain - 1.02%
Telefonica SA	317,677	5,453,834
Sweden - 1.45%
LM Ericsson Telefon AB Class B	643,500	7,773,966
Switzerland - 2.79%
Swiss Re AG	64,220	5,713,755
UBS AG	506,337	9,283,444
		14,997,199
United Kingdom - 18.94%
AstraZeneca Plc	49,255	3,664,438
Barclays Plc	2,540,736	9,255,285
BP Plc	1,618,654	14,253,671
G4S Plc	1,549,989	6,766,936
GlaxoSmithKline Plc	480,120	12,783,223
HSBC Holdings Plc	783,175	7,945,330
Imperial Tobacco Group Plc	195,320	8,787,022
J. Sainsbury Plc	1,471,300	7,941,971
Marks & Spencer Group Plc	1,078,319	7,843,981
Tesco Plc	1,874,060	9,108,232
WM. Morrison Supermarkets Plc	4,297,211	13,477,116
		101,827,205
TOTAL COMMON STOCKS (Cost $442,209,250)		$478,968,850

PREFERRED STOCKS - 2.72%
Brazil - 2.72%
Petroleo Brasileiro SA - ADR	668,370	$10,453,307
Telefonica Brasil SA - ADR	201,463	4,132,006
TOTAL PREFERRED STOCKS (Cost $18,155,369)		$14,585,313

	Principal
	Amount	Value
Time Deposit - 7.81%
State Street Euro Dollar Time Deposit, 0.010%, due 07/01/14	$41,951,756	$41,951,756
TOTAL TIME DEPOSIT (Cost $41,951,756)		$41,951,756

Total Investments (Cost $502,316,375) - 99.69%			$535,505,919
Other Assets in Excess of Liabilities - 0.31%			1,684,761
TOTAL NET ASSETS - 100.00%			$537,190,680

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes International Equity Fund
Schedule of Investments by Industry
June 30, 2014 (Unaudited)

COMMON STOCKS
Aerospace & Defense		1.19%
Auto Components		1.40%
Automobiles		6.67%
Banks		9.51%
Building Products		0.89%
Capital Markets		1.73%
Commercial Services & Supplies		2.05%
Communications Equipment		1.45%
Construction Materials		3.28%
Diversified Financial Services		0.98%
Diversified Telecommunication Services		8.27%
Electric Utilities		0.66%
Electronic Equipment, Instruments & Components		0.76%
Food & Staples Retailing		9.06%
Food Products		1.89%
Insurance		6.74%
Metals & Mining		1.52%
Multiline Retail		1.46%
Multi-Utilities		2.98%
Oil, Gas & Consumable Fuels		6.78%
Pharmaceuticals		12.32%
Technology Hardware, Storage & Peripherals		2.22%
Tobacco		1.64%
Wireless Telecommunication Services		3.71%
TOTAL COMMON STOCKS		89.16%
PREFERRED STOCKS
Diversified Telecommunication Services		0.77%
Oil, Gas & Consumable Fuels		1.95%
TOTAL PREFERRED STOCKS		2.72%
TIME DEPOSIT		7.81%
TOTAL INVESTMENTS		99.69%
Other Assets in Excess of Liabilities		0.31%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.28%
Auto Components - 2.04%
Hyundai Mobis Co. Ltd.	3,580	$1,005,418
Automobiles - 4.82%
Honda Motor Co. Ltd.	21,900	764,195
Nissan Motor Co. Ltd.	111,700	1,057,739
Toyota Motor Corp.	9,300	556,815
		2,378,749
Banks - 10.60%
Banco Santander Brasil SA - ADR	92,385	639,304
Bank of America Corp.	31,832	489,258
Citigroup, Inc.	20,986	988,441
HSBC Holdings Plc	46,160	468,294
Mitsubishi UFJ Financial Group, Inc.	89,300	548,187
PNC Financial Services Group, Inc.	8,330	741,786
Turkiye Garanti Bankasi AS	160,480	628,470
Wells Fargo & Co.	13,869	728,955
		5,232,695
Beverages - 1.77%
Pepsico, Inc.	9,790	874,639
Building Products - 1.59%
Masco Corp.	35,400	785,880
Capital Markets - 4.52%
Bank Of New York Mellon Corp.	19,600	734,608
State Street Corp.	15,278	1,027,598
UBS AG	25,580	468,997
		2,231,203
Communications Equipment - 1.43%
LM Ericsson Telefon AB Class B	58,300	704,308
Construction Materials - 1.83%
CRH Plc	35,232	903,191
Diversified Telecommunication Services - 4.13%
Nippon Telegraph & Telephone Corp.	13,700	853,892
Telecom Italia SpA Savings Shares	875,400	865,932
Telefonica SA	18,452	316,781
		2,036,605
Electric Utilities - 0.95%
Exelon Corp.	12,920	471,322
Electronic Equipment, Instruments & Components - 2.04%
Corning, Inc.	45,840	1,006,188
Food & Staples Retailing - 6.38%
Carrefour SA	12,957	477,779
J. Sainsbury Plc	89,800	484,734
Royal Ahold NV	40,484	759,120
Tesco Plc	146,890	713,909
WM. Morrison Supermarkets Plc	227,200	712,555
		3,148,097
Food Products - 2.00%
Unilever NV	22,500	984,894

Health Care Providers & Services - 1.43%
Express Scripts Holding Co. (a)	10,198	707,027
Hotels, Restaurants & Leisure - 1.44%
Genting Malaysia Berhad	545,000	712,940
Insurance - 4.52%
MS&AD Insurance Group Holdings	21,900	529,298
NKSJ Holdings, Inc.	19,600	528,124
Swiss Re AG	7,100	631,698
Tokio Marine Holdings, Inc.	16,500	543,077
		2,232,197
Media - 1.54%
British Sky Broadcasting Group Plc	49,040	758,697
Multiline Retail - 0.93%
Marks & Spencer Group Plc	63,100	459,006
Multi-Utilities - 2.77%
GDF Suez	49,684	1,368,872
Oil, Gas & Consumable Fuels - 7.96%
BP Plc	139,425	1,227,760
Chesapeake Energy Corp.	30,170	937,684
ENI SpA	36,500	998,263
Lukoil Co. - ADR	12,800	765,696
		3,929,403
Pharmaceuticals - 11.61%
Astellas Pharma, Inc.	41,400	544,434
Daiichi Sankyo Co. Ltd.	56,400	1,054,215
Eli Lilly & Co.	12,600	783,342
GlaxoSmithKline Plc	37,600	1,001,102
Merck & Co., Inc.	13,599	786,702
Pfizer, Inc.	29,054	862,323
Sanofi	6,600	701,511
		5,733,629
Semiconductors & Semiconductor Equipment - 2.80%
Intel Corp.	20,364	629,247
Samsung Electronics Co. Ltd.	580	757,451
		1,386,698
Software - 2.57%
Microsoft Corp.	30,400	1,267,680
Technology Hardware, Storage & Peripherals - 3.15%
Canon, Inc.	15,900	519,644
Western Digital Corp.	11,210	1,034,683
		1,554,327
Tobacco - 2.26%
Imperial Tobacco Group Plc	24,790	1,115,248
Wireless Telecommunication Services - 4.20%
America Movil SAB de CV - ADR	29,500	612,125
China Mobile Ltd.	73,500	713,887
Tim Participacoes SA - ADR	25,700	746,071
		2,072,083
TOTAL COMMON STOCKS (Cost $35,687,712)		$45,060,996

PREFERRED STOCKS - 2.24%
Oil, Gas & Consumable Fuels - 2.24%
Petroleo Brasileiro SA - ADR	70,870	$1,108,407
TOTAL PREFERRED STOCKS (Cost $950,300)		$1,108,407

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 6.27%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/14), due 07/01/2014, 0.00%
[Collateralized by $3,325,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $3,157,424)] (proceeds $3,094,336).		$3,094,336	$3,094,336
TOTAL REPURCHASE AGREEMENTS (Cost $3,094,336)			$3,094,336

Total Investments (Cost $39,732,348) - 99.79%			$49,263,739
Other Assets in Excess of Liabilities - 0.21%			104,096
TOTAL NET ASSETS - 100.00%			$49,367,835

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes Global Equity Fund
Schedule of Investments by Country
June 30, 2014 (Unaudited)

COMMON STOCKS
Brazil		2.81%
China		1.45%
France		5.16%
Ireland		1.83%
Italy		3.78%
Japan		15.19%
Malaysia		1.44%
Mexico		1.24%
Netherlands		3.53%
Russia		1.55%
South Korea		3.57%
Spain		0.64%
Sweden		1.43%
Switzerland		2.23%
Turkey		1.27%
United Kingdom		14.06%
United States		30.10%
TOTAL COMMON STOCKS		91.28%
PREFERRED STOCKS
Brazil		2.24%
TOTAL PREFERRED STOCKS		2.24%
REPURCHASE AGREEMENTS		6.27%
TOTAL INVESTMENTS		99.79%
Other Assets in Excess of Liabilities		0.21%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Emerging Markets Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.44%
Austria - 1.81%
Erste Group Bank AG	701,988	$22,697,286
Brazil - 10.81%
Banco Bradesco SA	542,330	7,901,155
Banco do Brasil SA	1,894,250	21,261,552
Centrais Electricas Brasileiras SA - ADR	4,198,497	12,259,611
Companhia de Saneamento Basico	588,700	6,303,979
Companhia Paranaense de Energia	528,284	5,513,568
Embraer SA - ADR	906,444	33,021,755
Marfrig Global Foods SA (a)	10,737,142	28,865,636
Tim Participacoes SA - ADR	706,238	20,502,089
Viver Incorporadora e Construtora SA (a)	1,419,243	83,504
		135,712,849
China - 8.52%
Bosideng International Holdings Ltd.	136,762,000	20,465,792
Chaoda Modern Agriculture Holdings Ltd. (a)(c)(e)	3,433,934	326,211
China Mobile Ltd.	3,891,500	37,797,133
China Yuchai International Ltd.	159,770	3,390,319
Dongfeng Motor Group Co. Ltd.	10,094,000	18,079,713
Weiqiao Textile Co.	11,145,377	5,494,087
Yingde Gases Group Co. Ltd.	19,759,500	21,420,770
		106,974,025
Cyprus - 1.63%
Globaltrans Investment Plc - GDR (a)	1,165,450	13,344,403
TCS Group Holding - GDR (a)	1,085,600	7,107,975
		20,452,378
Czech Republic - 1.05%
Telefonica Czech Republic AS	926,500	13,127,551
Egypt - 0.68%
Eastern Tobacco Co.	406,745	8,534,190
Hong Kong - 5.16%
Chow Tai Fook Jewellery Group Ltd.	3,993,800	6,104,729
Dickson Concepts International Ltd.	208,228	126,811
First Pacific Co. Ltd.	19,123,899	21,347,415
Lifestyle International Holdings Ltd.	4,851,000	9,501,210
Luk Fook Holdings International Ltd.	5,983,000	17,544,666
Yue Yuen Industrial Holdings Ltd.	3,014,500	10,086,345
		64,711,176
Hungary - 2.30%
Chemical Works of Gedeon Richter Plc	831,723	15,952,706
Magyar Telekom Telecommunications Plc (a)	8,490,204	12,874,117
		28,826,823
India - 5.76%
Indian Oil Corp. Ltd.	2,415,150	13,831,384
Reliance Infrastructure Ltd.	2,405,928	30,988,511
Tata Chemicals Ltd.	2,785,009	15,927,127
United Phosphorus Ltd.	2,069,347	11,757,103
		72,504,125

Indonesia - 1.08%
PT XL Axiata Tbk	31,608,940	13,598,109
Luxembourg - 0.75%
Adecoagro SA (a)	1,002,331	9,462,005
Malaysia - 0.97%
Genting Malaysia Berhad	9,310,000	12,178,849
Mexico - 3.46%
America Movil SAB de CV - ADR	1,023,500	21,237,625
Cemex SAB de CV - ADR (a)	1,564,324	20,696,007
Desarrolladora Homex SAB de CV (a)(c)(e)	4,615,026	607,575
Urbi Desarrollos Urbanos SA de CV (a)(c)(e)	13,687,865	854,557
		43,395,764
Pakistan - 0.86%
Nishat Mills Ltd.	9,512,660	10,789,530
Panama - 0.81%
Banco Latinoamericano de Comercio Exterior SA	344,347	10,216,775
Russia - 8.26%
Federal Hydrogenerating Co. JSC - ADR (a)	6,339,260	11,854,416
Gazprom OAO - ADR (a)	4,041,628	35,222,788
Lukoil Co. - ADR	541,390	32,385,950
Sberbank of Russia - ADR	2,397,540	24,382,982
		103,846,136
Singapore - 0.40%
Haw Par Corp. Ltd.	724,410	4,967,283
South Korea - 16.97%
Hana Financial Group, Inc.	508,850	18,857,089
Hyundai Mobis Co. Ltd.	98,060	27,539,472
KB Financial Group, Inc.	543,810	18,898,426
KB Financial Group, Inc. - ADR	25,337	880,714
KIA Motors Corp.	478,600	26,775,464
Lotte Chilsung Beverage Co. Ltd.	5,220	9,069,737
Lotte Confectionery Co. Ltd.	6,347	12,119,395
POSCO - ADR	18,868	1,404,534
POSCO	125,550	37,517,531
Samsung Electronics Co. Ltd.	29,571	38,618,234
Shinhan Financial Group Co. Ltd.	453,530	20,924,192
Shinhan Financial Group Co. Ltd. - ADR	14,558	667,630
		213,272,418
Turkey - 6.39%
Aygaz AS	4,344,392	18,558,367
Haci Omer Sabanci Holding AS	1,930,330	9,016,434
Selcuk Ecza Deposu Ticaret ve Sanayi AS	4,862,609	5,186,237
Turkiye Garanti Bankasi AS	5,644,530	22,105,033
Turkiye Vakiflar Bankasi Tao	10,790,400	25,331,072
		80,197,143
United Kingdom - 0.77%
Standard Chartered Plc	475,400	9,717,166
TOTAL COMMON STOCKS (Cost $933,930,962)		$985,181,581

PARTICIPATORY NOTES - 0.98%
Saudi Arabia - 0.98%
Etihad Etisalat Co. (a)(b)(c)	564,516	$12,341,658
TOTAL PARTICIPATORY NOTES (Cost $10,618,513)		$12,341,658

PREFERRED STOCKS - 10.08%
Argentina - 0.03%
Nortel Inversora SA - ADR	16,356	$416,914

	Brazil - 7.22%
	Banco Bradesco SA	678,830	9,862,160
	Companhia Paranaense de Energia - ADR	790,480	12,102,249
	Petroleo Brasileiro SA - ADR	2,713,759	42,443,191
	Telefonica Brasil SA - ADR	1,277,811	26,207,904
			90,615,504
	Russia - 1.60%
	Surgutneftegas OJSC - ADR (a)	2,426,034	20,039,041
	South Korea - 1.23%
	Hyundai Motor Co.	103,490	15,497,839
	TOTAL PREFERRED STOCKS (Cost $118,752,664)		$126,569,298

	REAL ESTATE INVESTMENT TRUSTS - 2.12%
	Mexico - 2.12%
	Macquarie Mexico Real Estate Management SA de CV	12,850,341	$26,634,730
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,284,156)		$26,634,730

		Principal
		Amount	Value
	CONVERTIBLE BONDS - 0.06%
	Brazil - 0.06%
	Viver Incorporadora e Construtora SA 2.000%, 08/06/2016 (c)(d)	$3,299,971	$776,639
	TOTAL CONVERTIBLE BONDS (Cost $1,488,955)		$776,639

	REPURCHASE AGREEMENTS - 9.67%
	State Street Bank and Trust Repurchase Agreement, (Dated 06/30/14), due 07/01/14, 0.00%
	[Collateralized by $129,495,000 Fannie Mae Bond, 2.26%, 10/17/22,
	(Market Value $123,492,231)] (proceeds $121,463,578).	$121,463,578	$121,463,578
	TOTAL REPURCHASE AGREEMENTS (Cost $121,463,578)		$121,463,578

		Shares	Value
	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
	Northern Institutional Treasury Portfolio, 0.010%	2	$2
	TOTAL MONEY MARKET FUNDS (Cost $2)		$2

	Total Investments (Cost $1,209,538,830) - 101.35%		$1,272,967,486
	Liabilities in Excess of Other Assets - (1.35)%		(16,987,510)
	TOTAL NET ASSETS - 100.00%		$1,255,979,976

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc.
	Etihad Etisalat Co. has a maturity date of March 30, 2015. See Note 4 of the
	Notes to Schedule of Investments.
(c)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$14,906,640 or 1.19% of the Fund's net assets and are classified as Level 2 securities.
	See Note 2 in the Notes to Schedule of Investments.
(d)	Security was purchased exempt from registration in the U.S pursuant to Rule 144A
	of the Securities Act of 1933 (the "Act") or was acquired in a private placement,
	and, unless registered under the Act, may only be sold to "qualified institutional buyers"
	(as defined in the Act) or pursuant to another exemption from registration. The
	market value of this security totals $776,639 which represents 0.06% of the Fund's
	total net assets.
(e)	These securities are deemed illiquid and represent $1,788,343 or 0.14% of the Fund's
	net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule
	of Investments.

Brandes Emerging Markets Fund
Schedule of Investments by Industry
June 30, 2014 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.63%
Auto Components	2.19%
Automobiles	3.57%
Banks	16.80%
Beverages	0.72%
Chemicals	3.91%
Construction Materials	1.65%
Diversified Financial Services	2.42%
Diversified Telecommunication Services	3.15%
Electric Utilities	4.83%
Food Products	4.04%
Gas Utilities	1.48%
Health Care Providers & Services	0.41%
Hotels, Restaurants & Leisure	0.97%
Household Durables	0.12%
Machinery	0.27%
Metals & Mining	3.10%
Multiline Retail	0.76%
Oil, Gas & Consumable Fuels	6.48%
Pharmaceuticals	1.67%
Road & Rail	1.06%
Semiconductors & Semiconductor Equipment	3.07%
Specialty Retail	1.89%
Textiles, Apparel & Luxury Goods	3.73%
Tobacco	0.68%
Water Utilities	0.50%
Wireless Telecommunication Services	6.34%
TOTAL COMMON STOCKS	78.44%
PARTICIPATORY NOTES
Wireless Telecommunication Services	0.98%
TOTAL PARTICIPATORY NOTES	0.98%
PREFERRED STOCKS
Automobiles	1.23%
Banks	0.79%
Diversified Telecommunication Services	2.12%
Electric Utilities	0.96%
Oil, Gas & Consumable Fuels	4.98%
TOTAL PREFERRED STOCKS	10.08%
REAL ESTATE INVESTMENT TRUSTS	2.12%
CONVERTIBLE BONDS
Household Durables	0.06%
TOTAL CONVERTIBLE BONDS	0.06%
REPURCHASE AGREEMENTS	9.67%
TOTAL INVESTMENTS	101.35%
Liabilities in Excess of Other Assets	(1.35)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.48%
Belgium - 3.21%
D'Ieteren SA	425,190	$17,810,896
Brazil - 2.14%
Companhia Paranaense de Energia	537,980	5,614,763
Marfrig Global Foods SA (a)	2,303,200	6,191,902
Viver Incorporadora e Construtora SA (a)	1,815,154	106,798
		11,913,463
Canada - 5.83%
Celestica, Inc. (a)	582,560	7,316,954
Dorel Industries, Inc. (a)	539,690	19,922,580
E-L Financial Corp. Ltd. (a)	7,734	5,117,102
		32,356,636
China - 1.64%
China Yuchai International Ltd.	69,390	1,472,456
Weiqiao Textile Co.	15,454,500	7,618,258
		9,090,714
Denmark - 0.97%
H. Lundbeck A/S	218,460	5,376,391
Egypt - 1.03%
Eastern Tobacco Co.	273,055	5,729,150
France - 2.46%
Bongrain SA	112,543	9,708,625
Ciments Francais SA	36,179	3,938,424
		13,647,049
Greece - 1.08%
Sarantis SA	585,055	5,984,336
Hong Kong - 3.87%
APT Satellite Holdings Ltd.	5,712,000	8,460,694
COSCO International Holdings Ltd.	5,278,000	2,165,649
Dickson Concepts International Ltd.	5,983,500	3,643,956
First Pacific Co. Ltd.	6,447,600	7,197,256
		21,467,555
Hungary - 1.59%
Magyar Telekom Telecommunications Plc (a)	5,824,710	8,832,296
India - 5.02%
Exide Industries Ltd.	3,502,659	8,448,264
Nava Bharat Ventures Ltd.	170,370	684,156
NIIT Technologies Ltd.	875,890	6,451,724
Reliance Infrastructure Ltd.	953,090	12,275,862
		27,860,006
Israel - 1.56%
Syneron Medical Ltd. (a)	838,090	8,649,089
Italy - 4.84%
Iren Spa	5,403,688	8,338,469
Italcementi Fabbriche Riunite Cemento SpA	688,187	6,496,699
Italmobiliare SpA	350,924	9,549,429
Natuzzi SpA - ADR (a)	959,777	2,466,627
		26,851,224

Japan - 25.06%
Alpine Electronics, Inc.	409,000	5,768,173
Chudenko Corp.	292,000	4,598,246
Fuji Machine Manufacturing Co. Ltd.	2,056,800	17,974,114
Futaba Corp.	328,200	5,623,733
Hibiya Engineering Ltd.	562,100	9,043,867
Hitachi Koki Co. Ltd.	1,349,200	11,678,754
Hosiden Corp.	936,550	5,844,742
Noritsu Koki Co. Ltd.	1,286,600	8,848,097
Nuflare Technology, Inc.	98,800	5,467,505
Okinawa Cellular Telephone Co.	203,700	5,485,739
Otsuka Kagu Ltd.	265,300	2,622,157
San-A Co. Ltd.	84,300	2,557,118
Sanki Engineering Co. Ltd.	1,100,000	8,294,041
Tachi-s Co. Ltd.	813,800	14,077,971
Tenma Corporation	502,800	7,845,415
Torii Pharmaceutical Co. Ltd.	184,500	5,753,652
TSI Holdings Co. Ltd.	844,700	5,838,997
Tsutsumi Jewelry Co. Ltd.	187,800	4,619,819
Yodogawa Steel Works Ltd.	1,610,000	7,148,158
		139,090,298
Mexico - 3.55%
Consorcio ARA SAB. de CV (a)	41,180,367	19,108,630
Desarrolladora Homex SAB de CV (a)(b)(e)	1,671,404	220,043
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	6,089,400	380,171
		19,708,844
Philippines - 1.03%
First Philippine Holdings Corp.	3,286,470	5,728,329
Singapore - 2.82%
Flextronics International Ltd. (a)	725,270	8,028,739
Haw Par Corp. Ltd.	1,064,100	7,296,539
HTL International Holdings Ltd. (a)	1,293,000	305,907
		15,631,185
South Korea - 3.30%
Lotte Chilsung Beverage Co. Ltd.	5,710	9,921,111
Samchully Co. Ltd.	55,187	8,404,645
		18,325,756
Spain - 0.97%
Hispania Activos Inmobiliarios SA (a)	389,370	5,387,627
Sweden - 0.81%
Husqvarna AB	580,180	4,508,924
Switzerland - 1.93%
Micronas Semiconductor Holding AG	1,218,769	10,712,811
Turkey - 0.80%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	4,141,003	4,416,605
United Kingdom - 8.97%
Balfour Beatty Plc	2,204,260	8,841,971
Chime Communications Plc	658,463	4,048,344
Clarkson Plc	80,320	3,292,141
Debenhams Plc	10,041,787	11,759,676
LSL Property Services Plc	891,978	5,709,197
Mcbride Plc (a)	4,345,990	7,158,775
Spirent Communications Plc	5,531,840	8,989,051
		49,799,155
TOTAL COMMON STOCKS (Cost $422,645,855)		$468,878,339

	PREFERRED STOCKS - 0.65%
	Brazil - 0.65%
	Companhia Paranaense de Energia	237,300	$3,624,745
	TOTAL PREFERRED STOCKS (Cost $3,005,586)		$3,624,745

	REAL ESTATE INVESTMENT TRUSTS - 4.32%
	Ireland - 0.74%
	Green Real Estate Investment Trust Plc	2,434,330	$4,099,994
	Mexico - 2.38%
	Macquarie Mexico Real Estate Management SA de CV	6,359,680	13,181,624
	Spain - 1.20%
	Merlin Properties Socimi SA	504,019	6,659,980
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,590,756)		$23,941,598

		Principal
		Amount	Value
	CONVERTIBLE BONDS - 0.05%
	Brazil - 0.05%
	Viver Incorporadora e Construtora SA 2.000%, 08/06/2016 (b)(c)	$1,136,056	$267,368
	TOTAL CONVERTIBLE BONDS (Cost $512,591)		$267,368

	CORPORATE BONDS - 0.38%
	Mexico - 0.38%
	Desarrolladora Homex S.A.B. de C.V. 7.500%, 09/28/2015 (d)(e)	$8,195,000	$1,229,250
	Urbi Desarrollos Urbanos SA de CV 8.500%, 04/19/2016 (d)(e)	8,014,000	881,540
	TOTAL CORPORATE BONDS (Cost $3,258,672)		$2,110,790

	REPURCHASE AGREEMENTS - 11.48%
	State Street Bank and Trust Repurchase Agreement, (Dated 06/30/14), due 07/01/14, 0.00%
	[Collateralized by $67,610,000 Freddie Mac Bond, 2.06%, 10/17/22,
	(Market Value $65,014,197)] (proceeds $63,737,554).	$63,737,554	$63,737,554
	TOTAL REPURCHASE AGREEMENTS (Cost $63,737,554)		$63,737,554

	Total Investments (Cost $515,751,014) - 101.36%		$562,560,394
	Liabilities in Excess of Other Assets - (1.36)%		(7,566,954)
	TOTAL NET ASSETS - 100.00%		$554,993,440

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$867,582 or 0.16% of the Fund's net assets and are classified as Level 2 securities.
	See Note 2 in the Notes to Schedule of Investments.
(c)	Security was purchased exempt from registration in the U.S pursuant to Rule 144A
	of the Securities Act of 1933 (the "Act") or was acquired in a private placement,
	and, unless registered under the Act, may only be sold to "qualified institutional buyers"
	(as defined in the Act) or pursuant to another exemption from registration. The
	market value of this security totals $267,368 which represents 0.05% of the Fund's
	total net assets.
(d)	In Default.
(e)	These securities are deemed illiquid and represent $2,711,004 or 0.49% of the Fund's
	net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule
	of Investments.

Brandes International Small Cap Fund
Schedule of Investments by Industry
June 30, 2014 (Unaudited)

COMMON STOCKS
Auto Components	4.06%
Beverages	1.79%
Chemicals	1.41%
Communications Equipment	1.62%
Construction & Engineering	5.55%
Construction Materials	3.60%
Distributors	3.21%
Diversified Financial Services	1.30%
Diversified Telecommunication Services	3.12%
Electric Utilities	4.26%
Electrical Equipment	1.01%
Electronic Equipment, Instruments & Components	3.82%
Food & Staples Retailing	0.46%
Food Products	2.86%
Gas Utilities	1.51%
Health Care Equipment & Supplies	1.56%
Health Care Providers & Services	0.80%
Household Durables	9.51%
Household Products	1.29%
Industrial Conglomerates	0.12%
Insurance	0.92%
Machinery	5.61%
Marine	0.59%
Media	0.73%
Metals & Mining	1.29%
Multiline Retail	2.12%
Multi-Utilities	1.50%
Oil, Gas & Consumable Fuels	0.39%
Personal Products	1.08%
Pharmaceuticals	3.32%
Real Estate Management & Development	2.00%
Semiconductors & Semiconductor Equipment	2.92%
Software	1.16%
Specialty Retail	1.96%
Technology Hardware & Equipment	1.59%
Textiles, Apparel & Luxury Goods	2.42%
Tobacco	1.03%
Wireless Telecommunication Services	0.99%
TOTAL COMMON STOCKS	84.48%
PREFERRED STOCKS
Electric Utilities	0.65%
TOTAL PREFERRED STOCKS	0.65%
REAL ESTATE INVESTMENT TRUSTS	4.32%
CONVERTIBLE BONDS
Household Durables	0.05%
TOTAL CONVERTIBLE BONDS	0.05%
CORPORATE BONDS
Household Durables	0.38%
TOTAL CORPORATE BONDS	0.38%

REPURCHASE AGREEMENTS	11.48%
TOTAL INVESTMENTS	101.36%
Liabilities in Excess of Other Assets	(1.36)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 3.69%
Fannie Mae Interest Only Strip - 0.19%
5.500%, 01/25/2036	$214,108	$40,525
6.000%, 05/25/2036	215,099	42,882
		83,407
Federal National Mortgage Association - 2.34%
Pool MA0918, 4.000%, 12/01/2041	660,045	702,332
Pool 934124, 5.500%, 07/01/2038	107,580	120,359
Pool 254631, 5.000%, 02/01/2018	169,442	179,769
		1,002,460
Freddie Mac Mortgage - 1.16%
Pool G0-6018, 6.500%, 04/01/2039	89,299	100,626
Pool A9-3505, 4.500%, 08/01/2040	365,915	396,402
		497,028
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,499,177)		$1,582,895

OTHER MORTGAGE RELATED SECURITIES - 0.65%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.877%, 10/25/2036 (e)	$1,791	$1,759
Near Prime Mortgage - 0.65%
Bear Stearns Alt-A Trust
Series 2004-11, 0.832%, 11/25/2034	281,410	276,372
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $250,154)		$278,131

US GOVERNMENTS - 53.26%
Sovereign - 53.26%
United States Treasury Bond
4.750%, 02/15/2037	$475,000	$597,090
United States Treasury Note
4.250%, 08/15/2014	405,000	407,088
4.500%, 02/15/2016	3,315,000	3,540,188
3.375%, 11/15/2019	10,240,000	11,126,395
2.000%, 11/15/2021	6,970,000	6,882,875
2.000%, 02/15/2023	280,000	271,863
TOTAL US GOVERNMENTS (Cost $22,847,155)		$22,825,499

	Shares	Value
COMMON STOCKS - 0.03%
Paper & Forest Products - 0.03%
Resolute Forest Products, Inc. (a)	691	$11,595
TOTAL COMMON STOCKS (Cost $55,124)		$11,595

PREFERRED STOCKS - 1.08%
Consumer Finance - 0.50%
Ally Financial, Inc., 8.500%	7,800	$215,436

Technology Hardware & Equipment - 0.58%
Pitney Bowes International Holdings, Inc., 6.125% (b)	235	248,601
TOTAL PREFERRED STOCKS (Cost $423,970)		$464,037

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.77%
Student Loan - 2.77%
SLM Student Loan Trust
Series 2004-B, 0.661%, 09/15/2033	$300,000	$262,495
Series 2005-A, 0.541%, 12/15/2038	400,000	360,757
Series 2006-A, 0.521%, 06/15/2039	275,000	251,752
Series 2007-A, 0.471%, 12/15/2041	350,000	313,014
TOTAL ASSET BACKED SECURITIES (Cost $1,103,095)		$1,188,018

CORPORATE BONDS - 33.96%
Automobiles - 0.54%
Chrysler Group LLC
8.250%, 06/15/2021	$205,000	$231,650
Banks & Thrifts - 5.48%
Ally Financial, Inc.
6.750%, 12/01/2014	520,000	531,050
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	257,541
JP Morgan Chase & Co.
7.900%, 04/29/2049	920,000	1,028,100
National City Corp.
4.900%, 01/15/2015	235,000	240,722
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	240,000	292,885
		2,350,298
Building Materials - 2.89%
CRH America, Inc.
6.000%, 09/30/2016	160,000	177,522
Masco Corp.
6.125%, 10/03/2016	605,000	666,256
Mohawk Industries, Inc.
6.125%, 01/15/2016	135,000	145,294
USG Corp.
6.300%, 11/15/2016	230,000	248,400
		1,237,472
Building Products - 0.21%
Owens Corning
6.500%, 12/01/2016	80,000	89,220
Commercial Banks - 2.65%
Citigroup, Inc.
6.125%, 11/21/2017	385,000	440,342
6.875%, 03/05/2038	76,000	101,043
First Horizon National Corp.
5.375%, 12/15/2015	130,000	137,522
Regions Financial Corp.
5.750%, 06/15/2015	435,000	454,649
		1,133,556

Commercial Services & Supplies - 0.40%
The ADT Corp.
3.500%, 07/15/2022	190,000	172,900
Diversified Financial Services - 1.59%
Bank of America Corp.
3.750%, 07/12/2016	395,000	415,524
ING US, Inc.
5.500%, 07/15/2022	235,000	269,150
		684,674
Electric Utilities - 6.94%
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	438,365
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	218,237
DPL, Inc.
7.250%, 10/15/2021	260,000	286,000
EDP Finance BV
4.900%, 10/01/2019 (b)	400,000	423,040
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	508,192
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	420,000	477,225
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	317,681
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	30,912
7.000%, 09/01/2022	215,000	274,754
		2,974,406
Energy - 0.52%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	223,136
Energy Equipment & Services - 0.78%
Transocean, Inc.
4.950%, 11/15/2015	315,000	332,124
Equipment - 0.09%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	33,710	37,755
Food Products - 0.32%
Pilgrims Pride Corp.
7.875%, 12/15/2018	130,000	137,644
Food, Beverage & Tobacco - 0.65%
Altria Group, Inc.
9.700%, 11/10/2018	51,000	66,827
Tyson Foods, Inc.
6.600%, 04/01/2016	195,000	213,597
		280,424
Forest Products & Paper - 0.66%
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (b)	270,000	284,850
Health Care Providers & Services - 0.39%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	165,000	166,958

Homebuilders - 1.78%
Centex Corp.
6.500%, 05/01/2016	80,000	87,200
Lennar Corp.
5.600%, 05/31/2015	320,000	331,200
Toll Brothers Finance Corp.
5.150%, 05/15/2015	270,000	278,437
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)(d)(e)	580,000	63,800
		760,637
Independent Power and Renewable Electricity Producers - 0.40%
PPL Energy Supply LLC
6.500%, 05/01/2018	155,000	172,896
Insurance - 2.42%
American International Group, Inc.
6.400%, 12/15/2020	500,000	603,623
CNA Financial Corp.
7.350%, 11/15/2019	160,000	197,364
5.875%, 08/15/2020	110,000	128,721
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	101,000	106,966
		1,036,674
Media - 0.47%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	180,000	199,747
Metals & Mining - 0.34%
ArcelorMittal SA
5.500%, 03/01/2021	135,000	146,137
Oil, Gas & Consumable Fuels - 2.63%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	481,788
Chesapeake Energy Corp.
6.625%, 08/15/2020	370,000	425,500
El Paso Corp.
7.000%, 06/15/2017	195,000	220,106
		1,127,394
Pharmaceutical - 0.44%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (b)	175,000	188,563
Retail - 0.78%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	285,000	334,248
Telecommunications - 0.59%
Telecom Italia Capital SA
6.999%, 06/04/2018	85,000	97,538
Telefonica Emisiones SAU
5.462%, 02/16/2021	135,000	153,288
		250,826
TOTAL CORPORATE BONDS (Cost $13,161,092)		$14,554,189

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (a)(c)(e)	870	$–
TOTAL WARRANTS (Cost $8,748)		$–

	Principal
	Amount	Value
TIME DEPOSIT - 5.39%
State Street Euro Dollar Time Deposit, 0.010%, due 07/01/14	$2,310,674	$2,310,674
TOTAL TIME DEPOSIT (Cost $2,310,674)		$2,310,674

Total Investments (Cost $41,659,189) - 100.83%		$43,215,038
Liabilities in Excess of Other Assets - (0.83)%		(353,849)
TOTAL NET ASSETS - 100.00%		$42,861,189

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,020,327 which represents 4.71% of total net assets.
(c) The price of this security was derived from an estiamte of fair market value using methods approved by the Fund's Board of Trustees. This security represents
$0.00 or 0.00% of the Fund's net assets and is classified as Level 2. See Note 2 in the Notes to Schedule of Investments.
(d) In default.
(e) These securities are deemed illiquid and represent $65,559 or 0.15% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.03%
Fannie Mae Interest Only Strip - 0.03%
Fannie Mae Interest Only Strip
6.000%, 05/25/2036	$53,220	$10,610
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,893)		$10,610

OTHER MORTGAGE RELATED SECURITIES - 0.07%
Sub-Prime Mortgages - 0.07%
Structured Asset Investment Loan Trust
Series A3, 0.912%, 07/25/2035	$23,231	$22,816
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $21,559)		$22,816

US GOVERNMENTS - 36.52%
Sovereign - 36.52%
United States Treasury Note
4.250%, 08/15/2014	$60,000	$60,310
4.500%, 02/15/2016	4,095,000	4,373,173
3.375%, 11/15/2019	4,440,000	4,824,335
2.000%, 11/15/2021	1,590,000	1,570,125
2.000%, 02/15/2023	900,000	873,844
TOTAL US GOVERNMENTS (Cost $11,798,413)		$11,701,787

	Shares	Value
COMMON STOCKS - 0.09%
Paper & Forest Products - 0.09%
Resolute Forest Products, Inc. (a)	1,772	$29,734
TOTAL COMMON STOCKS (Cost $23,464)		$29,734

PREFERRED STOCKS - 1.98%
Banks & Thrifts - 1.02%
Ally Financial, Inc., 8.500%	11,800	$325,916
Technology Hardware & Equipment - 0.96%
Pitney Bowes International Holdings, Inc., 6.125% (b)	290	306,784
TOTAL PREFERRED STOCKS (Cost $581,415)		$632,700

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.84%
Student Loan - 0.84%
SLM Student Loan Trust
Series 2007-A, 0.471%, 12/15/2041	$300,000	$268,298
TOTAL ASSET BACKED SECURITIES (Cost $208,662)		$268,298

CORPORATE BONDS - 57.27%
Automobiles - 0.95%
Chrysler Group LLC
8.250%, 06/15/2021	$270,000	$305,100
Banks & Thrifts - 13.79%
Ally Financial, Inc.
6.750%, 12/01/2014	350,000	357,438
6.750%, 12/01/2014	325,000	332,719
Citigroup, Inc.
6.125%, 11/21/2017	500,000	571,873
Fifth Third Bancorp
8.250%, 03/01/2038	65,000	95,658
First Horizon National Corp.
5.375%, 12/15/2015	230,000	243,308

JP Morgan Chase & Co.
7.900%, Perpetual	1,140,000	1,273,950
National City Corp.
4.900%, 01/15/2015	245,000	250,965
Regions Financial Corp.
5.750%, 06/15/2015	580,000	606,199
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	320,000	390,514
USB Capital IX
3.500%, Perpetual	350,000	298,375
		4,420,999
Building Materials - 3.86%
CRH America, Inc.
6.000%, 09/30/2016	90,000	99,856
Masco Corp.
6.125%, 10/03/2016	720,000	792,900
Mohawk Industries, Inc.
6.125%, 01/15/2016	75,000	80,719
Owens Corning
6.500%, 12/01/2016	100,000	111,525
USG Corp.
6.300%, 11/15/2016	140,000	151,200
		1,236,200
Commercial Services & Supplies - 0.88%
The ADT Corp.
3.500%, 07/15/2022	310,000	282,100
Computers & Peripherals - 2.21%
Apple, Inc.
2.400%, 05/03/2023	750,000	708,517
Diversified Financial Services - 3.44%
American International Group, Inc.
6.400%, 12/15/2020	485,000	585,514
Bank of America Corp.
3.750%, 07/12/2016	490,000	515,460
		1,100,974
Electric Utilities - 9.50%
Arizona Public Service Co.
8.750%, 03/01/2019	435,000	560,849
Commonwealth Edison Co.
Series 104, 5.950%, 08/15/2016	110,000	121,403
DPL, Inc.
7.250%, 10/15/2021	355,000	390,500
FirstEnergy Corp.
7.375%, 11/15/2031	380,000	449,100
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	505,000	573,806
Nisource Finance Corp.
5.250%, 09/15/2017	65,000	72,454
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	465,000	479,134
7.000%, 09/01/2022	120,000	153,351
PPL Energy Supply LLC
6.500%, 05/01/2018	220,000	245,401
		3,045,998
Energy - 0.78%
Valero Energy Corp.
9.375%, 03/15/2019	190,000	249,387
Energy Equipment & Services - 2.32%
Transocean, Inc.
4.950%, 11/15/2015	705,000	743,325
Equipment - 0.29%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	84,275	94,388

Food, Beverage & Tobacco - 1.62%
Altria Group, Inc.
9.700%, 11/10/2018	43,000	56,344
Pilgrims Pride Corp.
7.875%, 12/15/2018	230,000	243,524
Tyson Foods, Inc.
6.600%, 04/01/2016	200,000	219,074
		518,942
Forest Products & Paper - 0.99%
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (b)	300,000	316,500
Healthcare Providers & Services - 0.76%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	240,000	242,848
Homebuilders - 2.93%
Centex Corp.
6.500%, 05/01/2016	155,000	168,950
Lennar Corp.
5.600%, 05/31/2015	505,000	522,675
Toll Brothers Finance Corp.
5.150%, 05/15/2015	160,000	165,000
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)(d)(e)	745,000	81,950
		938,575
Insurance - 5.08%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	154,191
5.875%, 08/15/2020	235,000	274,995
ING US, Inc.
5.500%, 07/15/2022	355,000	406,588
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	120,000	127,088
Prudential Plc
11.750%, 12/23/2014 (e)	635,000	664,591
		1,627,453
Media - 0.92%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	265,000	294,072
Metals & Mining - 0.81%
ArcelorMittal SA
5.500%, 03/01/2021	240,000	259,800
Oil & Gas - 4.67%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	510,000	564,854
Chesapeake Energy Corp.
6.625%, 08/15/2020	545,000	626,750
El Paso Corp.
7.000%, 06/15/2017	270,000	304,763
		1,496,367
Pharmaceutical - 0.69%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (b)	205,000	220,887
Telecommunications - 0.78%
Telecom Italia Capital SA
6.999%, 06/04/2018	140,000	160,650
Telefonica Emisiones SAU
5.462%, 02/16/2021	80,000	90,838
		251,488
TOTAL CORPORATE BONDS (Cost $17,873,440)		$18,353,920

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (a)(c)(e)	3,900	$–
TOTAL WARRANTS (Cost $0)		$–

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.34%
State Street Bank and Trust Repurchase Agreement, (Dated 06/30/14), due 07/01/2014, 0.00%
[Collateralized by $810,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $769,177)] (proceeds $751,470).	$751,470	$751,470
TOTAL REPURCHASE AGREEMENTS (Cost $751,470)		$751,470

Total Investments (Cost $31,267,316) - 99.14%		$31,771,335
Other Assets in Excess of Liabilities - 0.86%		276,063
TOTAL NET ASSETS - 100.00%		$32,047,398

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $1,499,927 which represents 4.68% of total net assets.
(c) The price of this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents
$0.00 or 0.00% of the Fund's net assets and is classified as Level 2. See Note 2 in the Notes to Schedule of Investments.
(d) In default.
(e) These securities are deemed illiquid and represent $746,541 or 2.33% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.56%
Fannie Mae Interest Only Strip - 0.56%
5.500%, 01/01/2036	$1,751,100	$331,436
6.000%, 06/01/2036	2,160,303	430,684
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $757,519)		$762,120

OTHER MORTGAGE RELATED SECURITIES - 0.46%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.877%, 10/25/2036 (e)	$15,918	$15,639
Sub-Prime Mortgages - 0.45%
Structured Asset Investment Loan Trust
Series A3, 0.912%, 07/25/2035	617,814	606,763
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $625,750)		$622,402

US GOVERNMENTS - 14.74%
Sovereign - 14.74%
United States Treasury Bond
4.750%, 02/15/2037	$1,535,000	$1,929,543
United States Treasury Note
3.375%, 11/15/2019	2,060,000	2,238,318
2.000%, 11/15/2021	5,315,000	5,248,562
2.000%, 02/15/2023	10,775,000	10,461,857
TOTAL US GOVERNMENTS (Cost $19,245,937)		$19,878,280

	Shares	Value
COMMON STOCKS - 0.43%
Paper & Forest Products - 0.43%
Resolute Forest Products, Inc. (a)	34,174	$573,440
TOTAL COMMON STOCKS (Cost $3,202,826)		$573,440

PREFERRED STOCKS - 4.06%
Banks & Thrifts - 2.59%
Ally Financial, Inc., 8.500%	126,200	$3,485,644
Technology Hardware & Equipment - 1.47%
Pitney Bowes International Holdings, Inc., 6.125% (b)	1,879	1,987,747
TOTAL PREFERRED STOCKS (Cost $4,767,540)		$5,473,391

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.71%
Student Loan - 3.71%
SLM Student Loan Trust
Series 2004-B, 0.661%, 09/15/2033	$1,500,000	$1,312,473
Series 2005-A, 0.541%, 12/15/2038	1,865,000	1,682,028
Series 2006-A, 0.521%, 06/15/2039	2,200,000	2,014,019
TOTAL ASSET BACKED SECURITIES (Cost $4,727,526)		$5,008,520

CORPORATE BONDS - 73.70%
Automobiles - 1.35%
Chrysler Group LLC
8.250%, 06/15/2021	$1,615,000	$1,824,950
Banks & Thrifts - 12.73%
Ally Financial, Inc.
6.750%, 12/01/2014	3,041,000	3,105,621
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,882,995
JP Morgan Chase & Co.
7.900%, Perpetual	5,620,000	6,280,350
Regions Financial Corp.
5.750%, 06/15/2015	3,890,000	4,065,711
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,830,534
		17,165,211
Building Materials - 9.35%
CRH America, Inc.
6.000%, 09/30/2016	1,915,000	2,124,715
Masco Corp.
6.125%, 10/03/2016	4,485,000	4,939,106
Mohawk Industries, Inc.
6.125%, 01/15/2016	1,570,000	1,689,713
Owens Corning
6.500%, 12/01/2016	750,000	836,441
USG Corp.
6.300%, 11/15/2016	2,790,000	3,013,200
		12,603,175
Commercial Services & Supplies - 1.11%
The ADT Corp.
3.500%, 07/15/2022	1,640,000	1,492,400
Diversified Financial Services - 2.49%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,362,180
Electric Utilities - 11.42%
DPL, Inc.
7.250%, 10/15/2021	2,100,000	2,310,000
EDP Finance BV
4.900%, 10/01/2019 (b)	4,450,000	4,706,320
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,668,272
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	3,275,000	3,721,219
		15,405,811
Energy - 1.30%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,758,833
Food, Beverage & Tobacco - 5.15%
Pilgrims Pride Corp.
7.875%, 12/15/2018	1,790,000	1,895,252
Tyson Foods, Inc.
6.600%, 04/01/2016	4,615,000	5,055,123
		6,950,375

Forest Products & Paper - 1.50%
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (b)	1,915,000	2,020,325
Healthcare Providers & Services - 0.94%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	1,250,000	1,264,834
Homebuilders - 9.12%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,937,550
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,424,625
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,367,344
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)(d)(e)	5,140,000	565,400
		12,294,919
Insurance - 5.09%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	2,096,996
5.875%, 08/15/2020	1,250,000	1,462,742
ING US, Inc.
5.500%, 07/15/2022	2,220,000	2,542,606
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	714,000	756,173
		6,858,517
Media - 1.25%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	1,525,000	1,692,303
Metals & Mining - 1.01%
ArcelorMittal SA
6.000%, 03/01/2021	1,255,000	1,358,537
Oil & Gas - 4.38%
Chesapeake Energy Corp.
6.625%, 08/15/2020	3,555,000	4,088,250
El Paso Corp.
7.000%, 06/15/2017	1,610,000	1,817,288
		5,905,538
Pharmaceutical - 1.04%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (b)	1,300,000	1,400,750
Retail - 2.59%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	2,975,000	3,489,077
Telecommunications - 1.88%
Telecom Italia Capital SA
6.999%, 06/04/2018	840,000	963,900
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,390,000	1,578,302
		2,542,202
TOTAL CORPORATE BONDS (Cost $89,782,083)		$99,389,937

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (a)(c)(e)	80,400	$–
TOTAL WARRANTS (Cost $863,486)		$–

Principal
Amount		Value
TIME DEPOSIT - 1.83%
State Street Euro Dollar Time Deposit, 0.010%, due 07/01/14	$2,466,780	$2,466,780
TOTAL TIME DEPOSIT (Cost $2,466,780)		$2,466,780

Total Investments (Cost $126,439,447) - 99.49%		$134,174,870
Other Assets in Excess of Liabilities - 0.51%		684,842
TOTAL NET ASSETS - 100.00%		$134,859,712

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $17,890,838 which represents 13.27% of total net assets.
(c) The price of this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents
$0.00 or 0.00% of the Fund's net assets and is classified as Level 2. See Note 2 in the Notes to Schedule of Investments.
(d) In default.
(e) These securities are deemed illiquid and represent $581,039 or 0.43% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2014 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2014 for the Brandes International Equity Fund ("International Fund"), Brandes Global Equity Fund ("Global Fund"), Brandes Emerging Markets Fund ("Emerging Markets Fund"), Brandes International Small Cap Fund ("International Small Cap Fund"), Brandes Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		International Fund	Global Fund	Emerging Markets Fund	International Small Cap Fund	Core Plus Fund	Credit Focus Yield Fund	SMART Fund
	Cost of Investments	$502,316,375	$39,732,348	$1,209,538,830	$515,751,014	$41,659,189	$31,267,316	$126,439,447
	Gross unrealized appreciation	$65,398,049	$10,071,183	$102,346,187	$57,561,484	$1,807,294	$769,612	$12,190,264
	Gross unrealized depreciation	(32,208,505)	(539,792)	(38,917,531)	(10,752,104)	(251,445)	(265,593)	(4,454,841)
	Net unrealized appreciation/(depreciation)	$33,189,544	$9,531,391	$63,428,656	$46,809,380	$1,555,849	$504,019	$7,735,423

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy if significant observable inputs are used.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2014, the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $419,719,860, $26,050,043, $608,539,919, $289,332,219, $0, $0 and $0 that represent 78.13%, 52.77%, 48.45%, 52.13%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than short-term investments) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate. Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2014 include conversion value and correlation to similar securities. Additionally, warrants are fair valued by the Valuation Committee based on intrinsic value, which is derived by calculating the difference between the underlying equity security's price and the strike price of the warrant, including the affect of any relevant conversion ratios. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2014, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Equities
Consumer Discretionary	$-	$51,188,323	$-	$51,188,323
Consumer Staples	-	67,617,489	-	67,617,489
Energy	9,451,739	26,988,092	-	36,439,831
Financials	17,110,859	84,762,228	-	101,873,087
Health Care	-	66,192,829	-	66,192,829
Industrials	6,418,237	15,791,997	-	22,210,234
Information Technology	4,084,830	19,689,822	-	23,774,652
Materials	5,343,928	20,404,115		25,748,043
Telecommunication Services	13,268,149	51,051,141	-	64,319,290
Utilities	3,571,248	16,033,824	-	19,605,072
Total Equities	59,248,990	419,719,860	-	478,968,850
Preferred Stocks
Energy	10,453,307	-	-	10,453,307
Telecommunication Services	4,132,006	-	-	4,132,006
Total Preferred Stocks	14,585,313	-	-	14,585,313
Time Deposit	-	41,951,756	-	41,951,756
Total Investments in Securities	$73,834,303	$461,671,616	$-	$535,505,919

Global Equity Fund
Equities
Consumer Discretionary	$758,697	$4,556,114	$-	$5,314,811
Consumer Staples	874,639	5,248,240	-	6,122,879
Energy	1,703,380	2,226,023	-	3,929,403
Financials	5,981,648	3,714,447	-	9,696,095
Health Care	3,139,394	3,301,262	-	6,440,656
Industrials	785,880	-	-	785,880
Information Technology	3,937,799	1,981,403	-	5,919,202
Materials	-	903,191	-	903,191
Telecommunication Services	1,358,195	2,750,491	-	4,108,686
Utilities	471,321	1,368,872	-	1,840,193
Total Equities	19,010,953	26,050,043	-	45,060,996
Preferred Stocks
Energy	1,108,407	-	-	1,108,407
Total Preferred Stocks	1,108,407	-	-	1,108,407
Repurchase Agreements	-	3,094,336	-	3,094,336
Total Investments in Securities	$20,119,360	$29,144,379	$-	$49,263,739

Emerging Markets Fund
Equities
Consumer Discretionary	$20,501,055	$145,731,248	$-	$166,232,303
Consumer Staples	68,050,963	326,211	-	68,377,174
Energy	67,608,738	13,831,384	-	81,440,122
Financials	65,310,809	176,002,088	-	241,312,897
Health Care	4,967,283	21,138,943	-	26,106,226
Industrials	49,756,477	-	-	49,756,477
Information Technology	-	38,618,234	-	38,618,234
Materials	22,100,540	86,622,531	-	108,723,071
Telecommunication Services	68,465,375	50,671,249	-	119,136,624
Utilities	35,931,576	49,546,877	-	85,478,453
Total Equities	402,692,816	582,488,765	-	985,181,581
Participatory Notes
Telecommunication Services	-	12,341,658	-	12,341,658
Total Participatory Notes	-	12,341,658	-	12,341,658
Preferred Stocks

Consumer Discretionary	-	15,497,839	-	15,497,839
Energy	62,482,232	-	-	62,482,232
Financials	9,862,160	-	-	9,862,160
Telecommunication Services	26,624,818	-	-	26,624,818
Utilities	12,102,249	-	-	12,102,249
Total Preferred Stocks	111,071,459	15,497,839	-	126,569,298
Real Estate Investment Trusts	26,634,730	-	-	26,634,730
Convertible Bonds	-	776,639	-	776,639
Repurchase Agreements	-	121,463,578	-	121,463,578
Short Term Investments	2	-	-	2
Total Investments in Securities	$540,399,007	$732,568,479	$-	$1,272,967,486

International Small Cap Equity Fund
Equities
Consumer Discretionary	$49,296,935	$92,827,355	$-	$142,124,290
Consumer Staples	44,693,900	2,557,118	-	47,251,018
Financials	11,096,823	12,314,358	-	23,411,181
Health Care	21,322,019	10,170,257	-	31,492,276
Industrials	4,764,597	68,904,532	-	73,669,129
Information Technology	24,334,743	28,476,782	-	52,811,525
Materials	3,938,423	31,039,701	-	34,978,124
Telecommunication Services	8,460,694	14,318,035	-	22,778,729
Utilities	5,614,763	34,747,304	-	40,362,067
Total Equities	173,522,897	295,355,442	-	468,878,339
Preferred Stocks
Utilities	3,624,745	-	-	3,624,745
Total Preferred Stocks	3,624,745	-	-	3,624,745
Real Estate Investment Trusts	23,941,598	-	-	23,941,598
Convertible Bonds	-	267,368	-	267,368
Corporate Bonds	-	2,110,790	-	2,110,790
Repurchase Agreements	-	63,737,554	-	63,737,554
Total Investments in Securities	$201,089,240	$361,471,154	$-	$562,560,394

Core Plus Fixed Income Fund
Equities*	$11,595	$-	$-	$11,595
Preferred Stocks	215,436	248,601		464,037
Asset Backed Securities	-	-	1,188,018	1,188,018
Corporate Bonds		14,554,189		14,554,189
Government Securities	-	22,825,499	-	22,825,499
Mortgage Backed Securities	-	1,777,619	83,407	1,861,026
Time Deposit	-	2,310,674	-	2,310,674
Total Investments in Securities	$227,031	$41,716,582	$1,271,425	$43,215,038

Credit Focus Yield Fund
Equities*	$29,734	$-	$-	$29,734
Preferred Stocks	325,916	306,784	-	632,700
Asset Backed Securities	-	-	268,298	268,298
Corporate Bonds	-	18,353,920	-	18,353,920
Government Securities	-	11,701,787	-	11,701,787
Mortgage Backed Securities	-	22,816	10,610	33,426
Repurchase Agreements	-	751,470	-	751,470
Total Investments in Securities	$355,650	$31,136,777	$278,908	$31,771,335

SMART Fund
Equities*	$573,440	$-	$-	$573,440
Preferred Stocks	3,485,644	1,987,747	-	5,473,391
Asset Backed Securities	-	-	5,008,520	5,008,520
Corporate Bonds	-	99,389,937	-	99,389,937
Government Securities	-	19,878,280	-	19,878,280
Mortgage Backed Securities	-	622,402	762,120	1,384,522
Time Deposit	-	2,466,780	-	2,466,780
Total Investments in Securities	$4,059,084	$124,345,146	$5,770,640	$134,174,870

*Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

International Equity Fund
Transfers into Level 1	$5,713,755
Transfers out of Level 1	-
Net Transfers in and/(out) of Level 1	$5,713,755

Transfers into Level 2	$-
Transfers out of Level 2	5,713,755
Net Transfers in and/(out) of Level 2	$(5,713,755)

Global Equity Fund
Transfers into Level 1		$631,698
Transfers out of Level 1		-
Net Transfers in and/(out) of Level 1		$631,698

Transfers into Level 2		$-
Transfers out of Level 2		631,698
Net Transfers in and/(out) of Level 2		$(631,698)

Emerging Markets Fund
Transfers into Level 1		$14,037,020
Transfers out of Level 1		13,481,692
Net Transfers in and/(out) of Level 1		$555,328

Transfers into Level 2		$13,481,692
Transfers out of Level 2		14,037,020
Net Transfers in and/(out) of Level 2		$(555,328)

International Small Cap Equity Fund
Transfers into Level 1		$17,217,650
Transfers out of Level 1		8,949,365
Net Transfers in and/(out) of Level 1		$8,268,285

Transfers into Level 2		$8,949,365
Transfers out of Level 2		17,217,650
Net Transfers in and/(out) of Level 2		$(8,268,285)

There were no transfers into or out of Levels 1 or 2 during the period presented for the Core Plus Fixed Income Fund, Credit Focus Yield Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2014. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on June 30, 2014.

There were no Level 3 securities in the International, Global Equity, Emerging Markets and International Small Cap Funds at the beginning or during the periods presented. Below is a reconciliation that details the activity of securities in Level 3 in the Core Plus, Credit Focus, and SMART Funds during the period ended June 30, 2014:

			Core Plus Fund	Credit Focus Yield Fund	SMART Fund
Beginning Balance - October 1, 2013			$1,285,702	$408,796	$5,911,188
Purchases			-	-	-
Sales			(237,928)	(232,125)	(870,469)
Transfers in to level 3			-	-	-
Transfers out of level 3			-	-	-
Realized gains/(losses), net			(30,426)	411	(111,355)
Change in unrealized gains			254,077	101,826	841,276
Ending Balance - June 30, 2014			$1,271,425	$278,908	$5,770,640

The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of June 30, 2014.

	Fair Value at 06/30/14	Valuation Techniques	Unobservable Inputs		Ranges
Student Loans	$6,464,836	Consensus pricing	Third party inputs Prepayment speeds		N/A 2-4%
Federal & Federally Sponsored Credits	$856,137	Consensus pricing	Third party inputs		N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Student Loans & Federal & Federally Sponsored Credits
At regular intervals the above unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are compared to historical averages and general sector trends are taken into account. In general, an increase in the discount rate, default rates, loss severity and delinquencies, in isolation, would result in a decrease in the fair value measurement. In addition, an increase in default rates would generally be accompanied by a decrease in recovery rates, slower prepayment rates and an increase in liquidity spreads. For each of the individual relationships described above, the inverse relationship would also generally apply.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of June 30, 2014, the International Equity Fund, Global Equity Fund, Emerging Markets Fund, International Small Cap Equity Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan.

4)	Participatory Notes

The International, Global, Emerging Markets and International Small Cap Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty. During the quarter ended June 30, 2014, the Funds did not make any counterparty credit risk valuation adjustments.

The International, Global and International Small Cap Funds did not invest in any participatory notes at or during the period ended June 30, 2014. The Emerging Markets Fund invested in one participatory note with HSBC Bank Plc. The average monthly market value of this security was $9,105,992 during the quarter ended June 30, 2014. As a result of the investment in the participation note, the Emerging Markets Fund recognized a net unrealized gain of $1,723,145 and realized gain of $361,691 on Etihad Etisalat Co. The market value of this security on June 30, 2014 was $12,341,658 and can be found in the Emerging Market Fund’s Schedule of Investments.

5)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title  /s/ Jeff Busby
                                          Jeff Busby, President

Date  August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date  August 26, 2014

By (Signature and Title)* /s/ Gary Iwamura
                                             Gary Iwamura, Treasurer

Date  August 26, 2014

* Print the name and title of each signing officer under his or her signature.